UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  251 Royal Palm Way, Suite 601
          Palm Beach, FL 33480


Form 13F File Number:  028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

     /s/ Michael J. Dixon             Palm Beach, FL            January 30, 2012
     --------------------             --------------            ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          144
                                         -----------

Form 13F Information Table Value Total:  $   132,496
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  ------------  ---------  ----------  ---------------------  ----------  -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                 TITLE OF                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   --------------------
       NAME OF ISSUER             CLASS        CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
-----------------------------  ------------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ -----
3M CO COM                      Common Stock  88579Y101         290       3,545  SH         Sole                   3,545
ABBOTT LABORATORIES            Common Stock  002824100       2,068      36,770  SH         Sole                  36,770
ABIOMED, INC.                  Common Stock  003654100         222      12,000  SH         Sole                  12,000
ACCURAY INCORPORATED           Common Stock  004397105          52      12,262  SH         Sole                  12,262
ACXIOM CORPORATION             Common Stock  005125109         134      11,000  SH         Sole                  11,000
ALLSCRIPTS HEALTHCARE
  SOLUTION                     Common Stock  01988P108         197      10,400  SH         Sole                  10,400
ALTRIA GROUP INC COM           Common Stock  02209S103         209       7,053  SH         Sole                   7,053
AMERICAN EXPRESS COMPANY       Common Stock  025816109       2,429      51,495  SH         Sole                  51,495
AMGEN INC COM                  Common Stock  031162100         686      10,681  SH         Sole                  10,681
AMYLIN PHARMACEUTICALS, INC.   Common Stock  032346108         205      18,000  SH         Sole                  18,000
AMYRIS INC COM                 Common Stock  03236M101         138      12,000  SH         Sole                  12,000
ANTARES PHARMA INC             Common Stock  036642106         110      50,000  SH         Sole                  50,000
APACHE CORP COM                Common Stock  037411105         755       8,333  SH         Sole                   8,133          200
APPLE INC                      Common Stock  037833100         759       1,875  SH         Sole                   1,875
AT&T INC COM                   Common Stock  00206R102         945      31,246  SH         Sole                  31,146          100
AVON PRODUCTS INC COM          Common Stock  054303102       1,126      64,475  SH         Sole                  64,475
BANK OF AMERICA CORP           Common Stock  060505104         340      61,172  SH         Sole                  60,172        1,000
BAXTER INTL INC COM            Common Stock  071813109       1,537      31,055  SH         Sole                  31,055
BB&T CP                        Common Stock  054937107       1,841      73,125  SH         Sole                  73,125
BRISTOL MYERS SQUIBB COM       Common Stock  110122108         349       9,910  SH         Sole                   9,910
CALGON CARBON CORP             Common Stock  129603106         447      28,455  SH         Sole                  28,455
CATERPILLAR INC DEL COM        Common Stock  149123101       2,535      27,985  SH         Sole                  27,985
CHEVRON CORP                   Common Stock  166764100       2,848      26,765  SH         Sole                  26,765
CHIMERA INVESTMENT
  CORPORATION                  Common Stock  16934Q109          94      37,450  SH         Sole                  37,450
CHINA MOBILE LIMITED           Common Stock  16941M109         518      10,680  SH         Sole                  10,680
CISCO SYS INC COM              Common Stock  17275R102         444      24,575  SH         Sole                  24,575
CLEAR CHANNEL OUTDOOR CL A     Common Stock  18451C109         330      26,300  SH         Sole                  26,300
CODEXIS INC COM                Common Stock  192005106          61      11,599  SH         Sole                  11,599
COLGATE PALMOLIVE CO           Common Stock  194162103       1,927      20,855  SH         Sole                  20,855
COMPUTER SCIENCES CP           Common Stock  205363104       1,120      47,248  SH         Sole                  47,248
CONOCOPHILLIPS COM             Common Stock  20825C104       2,645      36,300  SH         Sole                  36,300
CORRECTIONS CORP OF AMERICA    Common Stock  22025Y407         444      21,787  SH         Sole                  21,787
CREE INC COM                   Common Stock  225447101         203       9,225  SH         Sole                   8,750          475
CTC MEDIA, INC                 Common Stock  12642x106         232      26,498  SH         Sole                  26,498
D R HORTON INC COM             Common Stock  23331A109         227      18,000  SH         Sole                  18,000
DEERE & CO COM                 Common Stock  244199105       2,027      26,204  SH         Sole                  26,204
DOW CHEMICAL CO COM            Common Stock  260543103       2,049      71,236  SH         Sole                  71,236
DU PONT E I DE NEMOURS COM     Common Stock  263534109       2,601      56,822  SH         Sole                  56,822
DUKE ENERGY CORP COM           Common Stock  26441C105         361      16,400  SH         Sole                  16,100          300
E M C CORP MASS COM            Common Stock  268648102         714      33,168  SH         Sole                  33,068          100
E*TRADE FINANCIAL CORPORATION  Common Stock  269246401          80      10,000  SH         Sole                  10,000
EMERSON ELEC CO COM            Common Stock  291011104       1,726      37,056  SH         Sole                  37,056
EXXON MOBIL CORP COM           Common Stock  30231G102       1,230      14,516  SH         Sole                  14,316          200
F5 NETWORKS INC                Common Stock  315616102         318       3,000  SH         Sole                   3,000
FORD MTR CO DEL COM PAR $0.01  Common Stock  345370860       2,108     195,905  SH         Sole                 195,905
FREEPORT-MCMORAN COP&G INC     Common Stock  35671D857       1,703      46,295  SH         Sole                  46,295
FTI CONSULTING INC COM         Common Stock  302941109         461      10,865  SH         Sole                  10,865
GANNETT INC COM                Common Stock  364730101         201      15,000  SH         Sole                  15,000
GARMIN LTD.                    Common Stock  H2906T109       1,602      40,247  SH         Sole                  40,247
GENERAL ELEC CO COM            Common Stock  369604103       2,336     130,417  SH         Sole                 130,317          100
GERON CORP                     Common Stock  374163103          53      36,100  SH         Sole                  36,100
GILEAD SCIENCES INC COM        Common Stock  375558103         444      10,853  SH         Sole                  10,453          400
GOOGLE INC CL A                Common Stock  38259P508         745       1,154  SH         Sole                   1,154
GT ADVANCED TECHNOLOGIES INC   Common Stock  36191U106         366      50,570  SH         Sole                  50,570
HALLIBURTON CO                 Common Stock  406216101         345      10,006  SH         Sole                   9,706          300
HANCOCK HLDG CO COM            Common Stock  410120109       1,738      54,372  SH         Sole                  54,372
HARLEY-DAVIDSON INC            Common Stock  412822108       2,316      59,595  SH         Sole                  59,595
HARRIS CP                      Common Stock  413875105       1,669      46,316  SH         Sole                  46,316
HAWAIIAN ELEC INDS COM         Common Stock  419870100         423      15,992  SH         Sole                  15,992
HEALTHWAYS, INC.               Common Stock  422245100          75      11,000  SH         Sole                  11,000
HEWLETT PACKARD CO COM         Common Stock  428236103       1,704      66,135  SH         Sole                  66,135
HOME DEPOT INC                 Common Stock  437076102       3,003      71,426  SH         Sole                  70,926          500
HUMAN GENOME SCIENCES COM      Common Stock  444903108          81      11,000  SH         Sole                  11,000
HUNTINGTON BANCSHARES
  INCORPOR                     Common Stock  446150104         138      25,100  SH         Sole                  25,100
HUNTSMAN CORP                  Common Stock  447011107       1,991     199,109  SH         Sole                 199,109
ICAD INC COM                   Common Stock  44934S107          59     104,299  SH         Sole                 104,299
IDERA PHARMACEUTICALS COM      Common Stock  45168K306          28      26,966  SH         Sole                  26,966
INTEL CORP COM                 Common Stock  458140100         832      34,320  SH         Sole                  33,720          600
INTRALINKS HLDGS INC COM       Common Stock  46118H104         150      24,000  SH         Sole                  24,000
ISHARES TR S&P 500 INDEX       Common Stock  464287200         210       1,668  SH         Sole                   1,668
JOHNSON & JOHNSON COM          Common Stock  478160104       1,013      15,442  SH         Sole                  15,142          300
JPMORGAN & CHASE & CO COM      Common Stock  46625H100       1,552      46,666  SH         Sole                  46,666
KIMBERLY CLARK                 Common Stock  494368103       2,093      28,448  SH         Sole                  28,448
KINDER MORGAN ENERGY
  PARTNERS,                    Common Stock  494550106         331       3,900  SH         Sole                   3,900
KRAFT FOODS INC CL A           Common Stock  50075N104         221       5,928  SH         Sole                   5,928
LIBERTY GLOBAL INC COM SER C   Common Stock  530555309         515      13,037  SH         Sole                  13,037
LUNA INOVATIONS                Common Stock  550351100          35      20,000  SH         Sole                  20,000
MARATHON OIL CORP COM          Common Stock  565849106       1,735      59,261  SH         Sole                  59,261
MAXIM INTEGRATED PRODS INC     Common Stock  57772K101       2,455      94,262  SH         Sole                  94,262
MBIA INC COM                   Common Stock  55262C100         267      23,000  SH         Sole                  23,000
MCDONALDS CORPORATION          Common Stock  580135101       2,548      25,397  SH         Sole                  25,297          100
MEDIVATION, INC.               Common Stock  58501N101         277       6,000  SH         Sole                   6,000
MEMC ELECTRONIC MATERIALS,
  INC                          Common Stock  552715104          55      14,000  SH         Sole                  14,000
MERCK & CO INC NEWCOM          Common Stock  58933Y105       2,173      57,630  SH         Sole                  57,630
METLIFE, INC. COM EQUITY UNIT  Common Stock  59156R116         259       4,200  SH         Sole                   4,200
MGIC INVT CORP WIS COM         Common Stock  552848103         158      42,300  SH         Sole                  42,300
MGM RESORTS INTERNATIONAL      Common Stock  552953101         272      26,100  SH         Sole                  26,100
MICROSOFT CORP COM             Common Stock  594918104       2,433      93,714  SH         Sole                  93,214          500
MID-AMER APT CMNTYS COM        Common Stock  59522J103         229       3,660  SH         Sole                   3,660
MOTRICITY, INC.                Common Stock  620107102          54      60,000  SH         Sole                  60,000
MYREXIS, INC.                  Common Stock  62856h107          92      34,275  SH         Sole                  34,275
NASDAQ OMX GROUP               Common Stock  631103108         354      14,440  SH         Sole                  14,440
NATURAL RESOURCE PARTNERS      Common Stock  63900P103         346      12,779  SH         Sole                  12,779
NETSUITE INC COMMON STOCK      Common Stock  64118Q107         243       6,000  SH         Sole                   6,000
NEUROCRINE BIOSCIENCES         Common Stock  64125C109         272      32,000  SH         Sole                  32,000
NEW YORK CMNTY BANCORP COM     Common Stock  649445103       1,525     123,302  SH         Sole                 123,302
NEXTERA ENERGY, INC.           Common Stock  65339F101         472       7,750  SH         Sole                   7,750
NORTHROP GRUMMAN CORP COM      Common Stock  666807102         542       9,264  SH         Sole                   9,264
NUANCE COMMUNICATIONS COM      Common Stock  67020y100         305      12,107  SH         Sole                  12,107
NUCOR CP                       Common Stock  670346105       1,673      42,285  SH         Sole                  42,285
OMNICELL, INC.                 Common Stock  68213n109         182      11,000  SH         Sole                  11,000
PALL CORP COM                  Common Stock  696429307       1,953      34,180  SH         Sole                  34,180
PARTNERRE LTD COM              Common Stock  G6852T105       2,256      35,138  SH         Sole                  35,138
PAYCHEX INC                    Common Stock  704326107       2,061      68,457  SH         Sole                  68,257          200
PEABODY ENERGY CORP COM        Common Stock  704549104         216       6,525  SH         Sole                   6,200          325
PEPSICO INC COM                Common Stock  713448108       3,121      47,034  SH         Sole                  46,634          400
PFIZER INC COM                 Common Stock  717081103       2,593     119,846  SH         Sole                 119,046          800
POWERSHARES DB USD INDEX
  BULLI                        Common Stock  73936D107         220       9,800  SH         Sole                   9,800
PRICE T ROWE GROUP INC COM     Common Stock  74144T108         333       5,855  SH         Sole                   5,855
PROCTER & GAMBLE CO COM        Common Stock  742718109       2,623      39,313  SH         Sole                  39,313
PROLOGIS                       Common Stock  74340W103       1,980      69,238  SH         Sole                  69,238
PROTALIX BIOTHERAPEUTICS INC   Common Stock  74365A101          99      20,000  SH         Sole                  20,000
PULSE ELECTRONICS CORPORATION  Common Stock  74586W106         103      36,689  SH         Sole                  36,689
REGAL ENTERTAINMENT GROUP      Common Stock  758766109       1,910     160,000  SH         Sole                 160,000
ROYAL CARIBBEAN CRUISE COM     Common Stock  V7780T103         347      14,000  SH         Sole                  14,000
RPM INTL INC COM               Common Stock  749685103         332      13,514  SH         Sole                  13,514
SCHLUMBERGER LTD COM           Common Stock  806857108         451       6,600  SH         Sole                   6,600
SILICON GRAPHICS INTL CORP     Common Stock  82706L108         218      19,000  SH         Sole                  19,000
SIRIUS XM RADIO INC COM        Common Stock  82967N108         310     170,500  SH         Sole                 170,500
SKYWORKS SOLUTIONS INC COM     Common Stock  83088M102         357      22,020  SH         Sole                  22,020
SPDR GOLD SHARES               Common Stock  78463V107         651       4,285  SH         Sole                   4,285
SPDR S&P 500 ETF Trust         Common Stock  78462F103         290       2,311  SH         Sole                   2,311
STANDARD PACIFIC CORP.         Common Stock  85375C101         184      58,000  SH         Sole                  58,000
SUNOCO, INC.                   Common Stock  86764P109       2,090      50,946  SH         Sole                  50,946
SUPER MICRO COMPUTER INC       Common Stock  86800U104         251      16,000  SH         Sole                  16,000
SYSCO CORP                     Common Stock  871829107         430      14,670  SH         Sole                  14,670
TD AMERITRADE HLDG CP COM      Common Stock  87236y108         156      10,000  SH         Sole                  10,000
TELESTONE TECHNOLOGIES CORP.   Common Stock  87953J102         104      25,000  SH         Sole                  25,000
TELLABS INC COM                Common Stock  879664100         190      47,000  SH         Sole                  47,000
TENET HEALTHCARE CORP COM      Common Stock  88033G100         240      46,700  SH         Sole                  46,700
TEVA PHARMACEUTCL INDS ADR     Common Stock  881624209       2,451      60,726  SH         Sole                  60,726
TUPPERWARE BRANDS CORPORATION  Common Stock  899896104       2,372      42,380  SH         Sole                  42,380
TYCO INTERNATIONAL LTD NEW     Common Stock  H89128104       1,881      40,280  SH         Sole                  40,280
UNION PACIFIC CORP             Common Stock  907818108       2,317      21,868  SH         Sole                  21,868
UNITED PARCEL SERVICE INC      Common Stock  911312106       2,194      29,973  SH         Sole                  29,973
VERIZON COMMUNICATIONS COM     Common Stock  92343V104         365       9,108  SH         Sole                   9,108
VIMPELCOM LTD                  Common Stock  92719a106          95      10,000  SH         Sole                  10,000
VIRNETX HOLDING CORP COM STK
  U                            Common Stock  92823T108         524      21,000  SH         Sole                  21,000
VIVUS, INC.                    Common Stock  928551100         166      17,000  SH         Sole                  17,000
WALGREEN CO COM                Common Stock  931422109       1,149      34,750  SH         Sole                  34,750
WEYERHAEUSER CO COM            Common Stock  962166104       1,721      92,189  SH         Sole                  92,189
WINDSTREAM CORP COM            Common Stock  97381W104         371      31,593  SH         Sole                  31,593
WYNN RESORTS, LIMITED          Common Stock  983134107       1,681      15,215  SH         Sole                  15,215
AMERICAN INTL GROUP INC WT     Common Stock  026874156         105      19,139  SH         Sole                  19,139